Summary of Significant Accounting Policies (Details)			6 Months Ended			12 Months Ended
	Dec. 31, 2026 USD ($)	Apr. 01, 2021	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Restricted cash			$ 10,283			$ 9,413
Inventory write-down			42,909		$ 108,257
Future Payment			2,090,000.00
Future Payment			820,000
Future Payment			630,000
Future Payment			30,000.00
Payment amount			630,000
Remaining payment			30,000.00
Advance from customers			286,301			141,737
Revenue recognized on advance from customer			37,610		207,293
Government subsidies received					138,845
Employee social security and welfare benefits			269,516		$ 231,525
Underpayment tax			(14)	¥ 100
Value added tax percentage		16.00%
Cash and restricted cash			533,082			691,695
Cash and restricted cash			$ 2,292,099			$ 3,002,761
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.60%	14.60%	10.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			20.90%	20.90%		12.30%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.20%	10.20%	14.70%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage						10.60%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					11.70%
Supplier One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					10.10%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.90%	10.90%		12.20%
Mainland China [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage			13.00%	13.00%
Netherlands [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage			21.00%	21.00%	21.00%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage
Maximum [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Extended until the completion	$ 2,090,000.00
Minimum [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Extended until the completion	$ 820,000